Income Taxes - Deferred Income Tax Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	$ (37)	$ (40)
Deferred tax expense (income) recognised in profit or loss	27	(91)
Variance of income tax credit, net of related income tax	5	4
Income tax relating to components of other comprehensive income	6	(4)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(9)	10
As at December 31	(67)	(37)
Deferred Tax Asset, Before Offset
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	223	279
Deferred tax expense (income) recognised in profit or loss	(6)	(59)
Variance of income tax credit, net of related income tax	5	4
Income tax relating to components of other comprehensive income	6	(1)
As at December 31	228	223
Deferred Tax Asset, Before Offset | RECOGNIZED TAX BENEFIT ARISING FROM INCOME TAX LOSSES
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	134	159
Deferred tax expense (income) recognised in profit or loss	(29)	(25)
Income tax relating to components of other comprehensive income	0	0
As at December 31	105	134
Deferred Tax Asset, Before Offset | EMPLOYEE FUTURE BENEFITS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	21	24
Deferred tax expense (income) recognised in profit or loss	2	(6)
Income tax relating to components of other comprehensive income	4	3
As at December 31	27	21
Deferred Tax Asset, Before Offset | EXPENSE ON RESEARCH
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	5	15
Deferred tax expense (income) recognised in profit or loss	0	(10)
Income tax relating to components of other comprehensive income	0
As at December 31	5	5
Deferred Tax Asset, Before Offset | UNUSED TAX CREDITS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	39	41
Deferred tax expense (income) recognised in profit or loss	(2)	(6)
Variance of income tax credit, net of related income tax	5	4
Income tax relating to components of other comprehensive income	0
As at December 31	42	39
Deferred Tax Asset, Before Offset | FINANCIAL INSTRUMENTS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	1	5
Deferred tax expense (income) recognised in profit or loss	3	(5)
Income tax relating to components of other comprehensive income	(2)	1
As at December 31	2	1
Deferred Tax Asset, Before Offset | FOREIGN EXCHANGE LOSS ON LONG-TERM DEBT
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	2	19
Deferred tax expense (income) recognised in profit or loss	(6)	(12)
Income tax relating to components of other comprehensive income	4	(5)
As at December 31	0	2
Deferred Tax Asset, Before Offset | OTHERS
Disclosure of temporary difference, unused tax losses and unused tax credits
As at January 1	21	16
Deferred tax expense (income) recognised in profit or loss	26	5
Income tax relating to components of other comprehensive income	0
As at December 31	$ 47	$ 21